Goodwill (Tables)	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Nine Months Ended	Year Ended
	September 30, 2024	December 31, 2023
	(in thousands)
Opening balance	$9,022,075	$8,971,670
Current period acquisitions	52,985	36,750
Foreign exchange movement	10,387	13,655
Closing balance	$9,085,447	$9,022,075